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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):   [  ] is a  restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     New Frontier Capital, L.P.
Address:  919 Third Avenue, 6th Floor
          New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William L. Musser, Jr.
Title:    General Partner
Phone:    212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, JR.       New York, NY      November 13, 2001
[signature]                      [city, state]     [date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this
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      reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)




[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:   $41,737
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

           Column 1           Column 2    Column 3     Column 4     Column 5             Column 6   Column 7       Column 8
            Name of           Title of                  Value      Shrs or  SH/   Put/  Investment   Other      Voting Authority
            Issuer             class        CUSIP      (x$1000)    prn amt  PRN   Call  Discretion  managers   Sole  Shared  None
Altera Corp                     Com        021441100       901      55000   SH            SOLE                55000
AOL Time Warner                 Com        00184A105       751      22700   SH            SOLE                22700
Cabot Oil & Gas Corp            Cl A       127097103      2731     136890   SH            SOLE               136890
Celgene Corp                    Com        151020104      1523      57605   SH            SOLE                57605
Citrix Sys Inc                  Com        177376100       899      45405   SH            SOLE                45405
Corvis Corp                     Com        221009103       147      96900   SH            SOLE                96900
Digital Lava Inc                Com        253928105        30     595140   SH            SOLE               595140
Doubleclick Inc.                Com        258609304       259      45500   SH            SOLE                45500
E M C Corp Mass                 Com        268648102       705      60000   SH            SOLE                60000
Federal Home Ln Mtg Corp        Com        313400301       738      11350   SH            SOLE                11350
I-Many Inc                      Com        44973Q103       788     339725   SH            SOLE               339725
KLA-Tencor Corp                 Com        482480950       400      52000   SH    Put     SOLE                52000
KLA-Tencor Corp                 Com        482480100      1720      54460   SH            SOLE                54460
LTX Corp                        Com        502392103      2217     162870   SH            SOLE               162870
Luminent Inc                    Com        55027R103       840     419815   SH            SOLE               419815
Maxim Integrated Products       Com        57772K101      1194      34175   SH            SOLE                34175
Microsoft Corp                  Com        594918104      1801      35200   SH            SOLE                35200
MRV Communications Inc          Com        553477100      1256     418565   SH            SOLE               418565
Network Associates Inc          Com        640938106      4449     345175   SH            SOLE               345175
Network Associates Inc          Com        640938956       828     230000   SH    Put     SOLE               230000
New Focus Inc                   Com        644383101       147      45460   SH            SOLE                45460
Newmont Mining Corp             Com        651639106      3088     130865   SH            SOLE               130865
Nextel Communications Inc       Cl A       65332V103      1080     125000   SH            SOLE               125000
Novellus Sys Inc                Com        670008101      1493      52265   SH            SOLE                52265
Oplink Communications Inc       Com        68375Q106        21      31700   SH            SOLE                31700
Placer Dome Inc                 Com        725906101      2571     200985   SH            SOLE               200985
Presstek Inc                    Com        741113104      4315     696045   SH            SOLE               696045
Sycamore Networks Inc           Com        871206108       238      68285   SH            SOLE                68285
Thoratec Corp                   Com        885175307      4607     278550   SH            SOLE               278550